Pension Plans, Postretirement and Other Employee Benefits - Amounts Recognized for Pension and Postretirement Benefits in Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Change in total actuarial loss, Before-tax amount	$ 12	$ 51
Amortization of prior service cost included in net periodic pension and postretirement cost, Before-tax amount	0	(1)
Amortization of actuarial loss included in net periodic pension and postretirement cost, Before-tax amount	26	20
Other comprehensive income - pension benefits, Before-tax amount	38	70
Change in total actuarial loss, Tax Benefit	(4)	(21)
Amortization of prior service cost included in net periodic pension and postretirement cost, Tax Benefit	0	0
Amortization of actuarial loss included in net periodic pension and postretirement cost, Tax Benefit	(7)	(8)
Other comprehensive - pension benefits, Tax Benefit	(11)	(29)
Change in total actuarial loss, Net-of-tax amount	8	30
Amortization of prior service cost included in net periodic pension and postretirement cost, Net-of-tax Amount	0	(1)
Amortization of actuarial loss included in net periodic pension and postretirement cost, Net-of-tax Amount	19	12
Other comprehensive income - pension benefits, Net-of-tax Amount	$ 27	$ 41	$ 11